UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 1999

Check here if Amendment [   ]; Amendment Number: _________
  This Amendment (Check only one.):         [   ] is a restatement.

                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               HANAWALT ASSOCIATES, LLC
Address:            153 E. 53rd ST., 43rd FL
                    NEW YORK, NY 10022

Form 13F File Number: 28- 6706 ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARIETTA GOLDMAN
Title:              MANAGING DIRECTOR
Phone:              212-292-6598

Signature, Place, and Date of Signing:

/s/  Marietta Goldman         New York, New York            10/21/99
---------------------         ------------------            -------
       [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _______________       ________________________________________
         [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                              ---------
Form 13F Information Table Entry Total:              7
                                              ---------

Form 13F Information Table Value Total:      $  24,534
                                              ---------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number         Name

         ____________      28-_________________         _______________________
         [Repeat as necessary.]


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


                          Form 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
----------------------------  ----------- ------------ -----------  ------------------- ------------- ---------  ------------------
                                 TITLE                    VALUE       SHRS OR SH/ PUT/    INVESTMENT    OTHER     VOTING  AUTHORITY

           NAME OF ISSUER       OF CLASS      CUSIP      (X$1000)      PRN AMT PRN CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
----------------------------  ----------- ------------ -----------  ------------------- ------------- ---------  ------------------

AUTOZONE INC.                     COM        053332102     2,806           100,000            X                    X
MERCURY GENL CORP NEW             COM        589400100     1,103            40,000            X                    X
MIDAS GROUP                       COM        595626102       311            15,100            X                    X
SCOTTS CO.                        CLA        810186106     1,039            30,000            X                    X
                                  CLA                      1,419            67,400            X                    X
                                  CLB                      5,186           242,600            X                    X
                                  COM                     12,594           500,000            X                    X


         [Repeat as necessary]


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